INTANGIBLE ASSETS (Details 2) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Begining, balances		$ 1,614,475	[1]	$ 51,809
Ending, balances	[1]	1,562,654		1,614,475
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(130,893)		(24,549)
Amortization (Note 30)		(62,475)		(49,858)
Integration Itau Corpbanca				(105,841)
Retirements				49,762
Exchange differences		4,208		(41)
Others				(366)
Ending, balances		(189,160)		(130,893)
Accumulated depreciation, amortisation and impairment [Member] | Integrated banking ystem [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(8,611)
Amortization (Note 30)		(788)		(855)
Integration Itau Corpbanca				(7,755)
Retirements
Exchange differences		38
Others				(1)
Ending, balances		(9,361)		(8,611)
Accumulated depreciation, amortisation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(66,450)		(23,594)
Amortization (Note 30)		(15,819)		(13,727)
Integration Itau Corpbanca				(29,184)
Retirements
Exchange differences		1,905
Others				55
Ending, balances		(80,364)		(66,450)
Accumulated depreciation, amortisation and impairment [Member] | IT Projets [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(21,147)
Amortization (Note 30)		(4,672)		(3,693)
Integration Itau Corpbanca				(17,452)
Retirements
Exchange differences		8
Others				(2)
Ending, balances		(25,811)		(21,147)
Accumulated depreciation, amortisation and impairment [Member] | Generated in business combination [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(31,857)		(385)
Amortization (Note 30)		(41,038)		(31,431)
Integration Itau Corpbanca				(49,762)
Retirements				49,762
Exchange differences		2,270		(41)
Others
Ending, balances		(70,625)		(31,857)
Accumulated depreciation, amortisation and impairment [Member] | Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		(2,828)		(570)
Amortization (Note 30)		(158)		(152)
Integration Itau Corpbanca				(1,688)
Retirements
Exchange differences		(13)
Others				(418)
Ending, balances		$ (2,999)		$ (2,828)

[1]	This includes goodwill generated in business combinations between Banco Itau Chile and Corpbanca totaling MCh$1,126,663(18) as of December 31, 2017 (MCh$1,145,308 in 2016).